Rendering of services	12 Months Ended
Mar. 31, 2024
Rendering Of Services
Rendering of services

8. Rendering of services

8.1 Disaggregation of revenue

In the following tables, revenue is disaggregated by product type

Revenue by Product types

	March 31,
	2022	2023	2024
Air Ticketing	1,150,474	1,779,972	1,729,305
Hotels and Packages	520,740	1,471,270	1,693,962
Other Services	146,178	154,306	160,531
	1,817,392	3,405,548	3,583,798

Note 1: During the year ended March 31, 2023, in respect of incentive receivable from GDS providers, the management has determined that it is highly probable that the Group will comply the prescribed conditions and a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved and accordingly, the Group has recognised revenue amounting to INR 185,991**, proportionately for actual airline tickets sold over the total number of airline tickets to be sold over the term of the agreement with corresponding recognition of contract assets, since the receipt of consideration is conditional on achieving ticket segment thresholds as specified. The Group has met remaining conditions during the year ended March 31, 2024 and received entire contract assets of INR 185,991. Further, there are no incentive receivable from GDS providers as at March 31, 2024.

The Group has applied the most likely amount method to estimate the variable consideration as it involves binary outcome.

**INR 98,863 being revenue relates to performance obligations performed in during the year ended March 31, 2022 but not recognised due to the variable constraint.

8.2 Contract balances

Contract assets

Contract assets primarily relate to the Group’s rights to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance. The contract assets are transferred to receivables when the rights to consideration become unconditional. The Group expects to meet pending conditions in one year and realise most of the contract asset amount.

	March 31,
	2023	2024
Contract Assets	190,598	-

Changes in contract assets are as follows:

	March 31,
	2023	2024
Balance at the beginning of the year	11	190,598
Revenue recognised during the year#	190,598	-
Billed during the year	(11)	(190,598)
Balance at the end of the year	190,598	-

#	Refer to para 8.1 – Note 1 above for details about contract assets for the year ended March 31, 2024.

Contract liabilities

A contract liability is the obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group’s performance obligations which is classified as “advance from customers”, and consideration allocated to customer loyalty programs and advance received from Global Distribution System (“GDS”) provider for bookings of airline tickets in future which is deferred, and which is classified as “deferred revenue”.

	March 31,
	2023	2024
Advance from customer (refer to Note 37)	525,638	622,178
Deferred revenue (refer to Note 35)	45,721	3,360
Total Contract liabilities	571,359	625,538

As at March 31, 2023, INR 525,638 (March 31, 2022: INR 531,526) of advance consideration received from customers for travel bookings was reported within contract liabilities, INR 344,841 (March 31, 2023: INR 190,418) of which was applied to revenue and INR 9,662 (March 31, 2023: INR 5,366) was refunded to customers during the year ended March 31, 2024. As at March 31, 2024, the related balance was INR 622,178 (March 31, 2023: INR 525,638)

No information is provided about remaining performance obligations at March 31, 2024 and March 31, 2023 that have an original expected duration of one year or less, as allowed by IFRS 15.